Goodwill and intangible assets - Goodwill (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill and intangible assets [Abstract]
Balance at beginning of year	$ 66,031	$ 37,946
U.S. East Coast business acquisition	0	28,085
Balance at end of year	$ 66,031	$ 66,031